Earnings per Share (table)	12 Months Ended
Dec. 31, 2013
Earnings per Share disclosure
Earnings per share reconciliation [Table Text Block]

(for the year ended December 31, in millions, except per share amounts)	2013	2012	2011
Basic
Net income, as reported	$3,673	$2,473	$1,426
Participating share-based awards—allocated income	(27)	(19)	(11)
Preferred stock dividends	—	—	(1)

Net income available to common shareholders—basic	$3,646	$2,454	$1,414

Diluted
Net income available to common shareholders	$3,646	$2,454	$1,414
Effect of dilutive securities:
Convertible preferred stock	—	—	1

Net income available to common shareholders—diluted	$3,646	$2,454	$1,415

Common Shares
Basic
Weighted average shares outstanding	370.3	386.2	415.8

Diluted
Weighted average shares outstanding	370.3	386.2	415.8
Weighted average effects of dilutive securities:
Stock options and performance shares	4.0	3.6	4.0
Convertible preferred stock	—	—	0.7

Total	374.3	389.8	420.5

Net income Per Common Share
Basic	$9.84	$6.35	$3.40

Diluted	$9.74	$6.30	$3.36